SHARE CAPITAL AND RESERVES - Schedule of warrant activity (Details)	12 Months Ended
	Jan. 31, 2020 share $ / shares	Jan. 31, 2019 share $ / shares
Disclosure of warrant activity [Line Items]
Outstanding, beginning of period | share	5,154,045	0
Outstanding, beginning of period, weighted average exercise price | $ / shares	$ 2.05	$ 0
Issued | share		5,156,795
Weighted average exercise price Issued | $ / shares		$ 2.05
Exercised | share	(915,045)	(2,750)
Weighted average exercise price Exercised | $ / shares	$ 1.06	$ 1.00
Expired | share	(4,239,000)
Weighted average exercise price Expired | $ / shares	$ 2.27
Outstanding, end of period | share	5,694,748	5,154,045
Outstanding, end of period, weighted average exercise price | $ / shares	$ 1.66	$ 2.05
Weighted average remaining life (years)	8 months 26 days	10 months 9 days
Private Placement
Disclosure of warrant activity [Line Items]
Issued | share	2,794,748
Weighted average exercise price Issued | $ / shares	$ 1.83
Phantom Farms
Disclosure of warrant activity [Line Items]
Issued | share	1,700,000
Weighted average exercise price Issued | $ / shares	$ 1.50
Swell Companies LTD
Disclosure of warrant activity [Line Items]
Issued | share	1,200,000
Weighted average exercise price Issued | $ / shares	$ 1.50